PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in property, plant and equipment [abstract]
Depreciation	$ 931.8	$ 810.6
Reconciliation of changes in property, plant and equipment and right-of-use assets [roll forward]
Beginning balance	5,074.8
Changes in property, plant and equipment and right-of-use assets [Abstract]
Ending balance	6,010.6	5,074.8
Property, plant and equipment
Changes in property, plant and equipment and right-of-use assets [Abstract]
Measurement period adjustments	25.2
Landfill closure and post-closure obligations
Changes in property, plant and equipment and right-of-use assets [Abstract]
Increase to landfill closure and post-closure obligations	54.9	231.7
Cost of sales
Changes in property, plant and equipment [abstract]
Depreciation	901.9	785.1
Selling, general and administrative expenses
Changes in property, plant and equipment [abstract]
Depreciation	29.9	25.5
Cost
Changes in property, plant and equipment [abstract]
Transfers	(0.2)	0.0
Reconciliation of changes in property, plant and equipment and right-of-use assets [roll forward]
Beginning balance	6,190.0	3,431.8
Changes in property, plant and equipment and right-of-use assets [Abstract]
Additions	990.7	555.3
Acquisitions via business combinations	1,000.1	2,404.5
Adjustments for prior year acquisitions	25.2
Disposals	(276.6)	(56.2)
Transfers	(0.2)	0.0
Changes in foreign exchange	(11.2)	(145.4)
Ending balance	7,918.0	6,190.0
Accumulated depreciation
Reconciliation of changes in property, plant and equipment and right-of-use assets [roll forward]
Beginning balance	1,115.2	581.7
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation	876.9	578.9
Disposals	(87.9)	(19.8)
Changes in foreign exchange	3.2	(25.6)
Ending balance	1,907.4	1,115.2
Land, buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,188.3
Changes in property, plant and equipment [abstract]
Ending balance	1,375.6	1,188.3
Land, buildings and improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,246.3	613.8
Changes in property, plant and equipment [abstract]
Additions	56.1	73.2
Acquisitions via business combinations	226.1	560.0
Adjustments for prior year acquisitions	0.0
Disposals	(49.8)	(2.9)
Transfers	7.3	31.0
Changes in foreign exchange	(3.3)	(28.8)
Ending balance	1,482.7	1,246.3
Changes in property, plant and equipment and right-of-use assets [Abstract]
Transfers	7.3	31.0
Land, buildings and improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(58.0)	(26.8)
Changes in property, plant and equipment [abstract]
Depreciation	51.7	32.6
Disposals	2.8	0.2
Changes in foreign exchange	0.2	(1.2)
Ending balance	(107.1)	(58.0)
Landfills
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,440.4
Changes in property, plant and equipment [abstract]
Ending balance	1,782.1	1,440.4
Landfills | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,706.1	765.9
Changes in property, plant and equipment [abstract]
Additions	197.2	92.6
Acquisitions via business combinations	382.5	897.7
Adjustments for prior year acquisitions	14.8
Disposals	(58.9)	0.0
Transfers	19.4	5.0
Changes in foreign exchange	(4.1)	(55.1)
Ending balance	2,257.0	1,706.1
Changes in property, plant and equipment and right-of-use assets [Abstract]
Transfers	19.4	5.0
Landfills | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(265.7)	(162.2)
Changes in property, plant and equipment [abstract]
Depreciation	230.4	111.9
Disposals	22.3	0.0
Changes in foreign exchange	1.1	(8.4)
Ending balance	(474.9)	(265.7)
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,219.6
Changes in property, plant and equipment [abstract]
Ending balance	1,403.0	1,219.6
Vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,631.4	1,061.2
Changes in property, plant and equipment [abstract]
Additions	286.8	164.8
Acquisitions via business combinations	180.9	455.0
Adjustments for prior year acquisitions	9.9
Disposals	(36.9)	(18.2)
Transfers	13.0	(0.3)
Changes in foreign exchange	(3.1)	(31.1)
Ending balance	2,082.0	1,631.4
Changes in property, plant and equipment and right-of-use assets [Abstract]
Transfers	13.0	(0.3)
Vehicles | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(411.8)	(206.6)
Changes in property, plant and equipment [abstract]
Depreciation	291.5	224.7
Disposals	25.2	10.2
Changes in foreign exchange	0.9	(9.3)
Ending balance	(679.0)	(411.8)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	685.8
Changes in property, plant and equipment [abstract]
Ending balance	739.8	685.8
Machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	912.7	500.9
Changes in property, plant and equipment [abstract]
Additions	167.2	119.2
Acquisitions via business combinations	85.4	291.3
Adjustments for prior year acquisitions	0.5
Disposals	(40.9)	(10.7)
Transfers	5.7	28.0
Changes in foreign exchange	(1.6)	(16.0)
Ending balance	1,129.0	912.7
Changes in property, plant and equipment and right-of-use assets [Abstract]
Transfers	5.7	28.0
Machinery and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(226.9)	(109.6)
Changes in property, plant and equipment [abstract]
Depreciation	178.2	122.6
Disposals	16.5	2.2
Changes in foreign exchange	0.6	(3.1)
Ending balance	(389.2)	(226.9)
Assets under development
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	83.3
Changes in property, plant and equipment [abstract]
Ending balance	69.3	83.3
Assets under development | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	83.3	121.5
Changes in property, plant and equipment [abstract]
Additions	24.7	21.3
Acquisitions via business combinations	6.2	5.0
Adjustments for prior year acquisitions	0.0
Disposals	(1.0)	0.0
Transfers	(45.5)	(63.5)
Changes in foreign exchange	1.6	(1.0)
Ending balance	69.3	83.3
Changes in property, plant and equipment and right-of-use assets [Abstract]
Transfers	(45.5)	(63.5)
Assets under development | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0.0	0.0
Changes in property, plant and equipment [abstract]
Depreciation	0.0	0.0
Disposals	0.0	0.0
Changes in foreign exchange	0.0	0.0
Ending balance	0.0	0.0
Containers
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	308.1
Changes in property, plant and equipment [abstract]
Ending balance	386.3	308.1
Containers | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	406.7	207.0
Changes in property, plant and equipment [abstract]
Additions	79.4	43.5
Acquisitions via business combinations	74.4	172.1
Adjustments for prior year acquisitions	0.0
Disposals	(10.8)	(3.8)
Transfers	0.2	(0.2)
Changes in foreign exchange	(0.6)	(11.9)
Ending balance	549.3	406.7
Changes in property, plant and equipment and right-of-use assets [Abstract]
Transfers	0.2	(0.2)
Containers | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(98.6)	(55.2)
Changes in property, plant and equipment [abstract]
Depreciation	69.4	49.3
Disposals	5.3	3.1
Changes in foreign exchange	0.3	(2.8)
Ending balance	(163.0)	(98.6)
Right-of-use assets [Member]
Reconciliation of changes in right-of-use assets [roll forward]
Beginning balance	149.3
Changes in right-of-use assets [abstract]
Ending balance	254.5	149.3
Right-of-use assets [Member] | Cost
Reconciliation of changes in right-of-use assets [roll forward]
Beginning balance	203.5	161.5
Changes in right-of-use assets [abstract]
Additions	179.3	40.7
Acquisitions via business combinations	44.6	23.4
Adjustments for prior year acquisitions	0.0
Disposals	(78.3)	(20.6)
Transfers	(0.3)	0.0
Changes in foreign exchange	(0.1)	(1.5)
Ending balance	348.7	203.5
Right-of-use assets [Member] | Accumulated depreciation
Reconciliation of changes in right-of-use assets [roll forward]
Beginning balance	(54.2)	(21.3)
Changes in right-of-use assets [abstract]
Depreciation	55.7	37.8
Disposals	(15.8)	(4.1)
Changes in foreign exchange	0.1	(0.8)
Ending balance	$ (94.2)	$ (54.2)